UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  717 Fifth Avenue, Suite 1301
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III          New York, NY              August 28, 2009
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $282,357
                                         (thousands)


List of Other Included Managers:

     Form 13F File Number      Name

1.   028-12821                 Brigade Leveraged Capital Structures Fund Ltd.

                        FORM 13F INFORMATION TABLE
                           March 31, 2009

                                                          VALUE     SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT    PRN CALL  DISCRETION      MGRS  SOLE      SHARED NONE
--------------                --------------    -----     --------  -------    --- ----  ----------      ----  ----      ------ ----
A D C TELECOMMUNICATIONS     NOTE 3.500% 7/1   000886AE1       955   2,000,000  PRN       SHARED-DEFINED   1   2,000,000   0   0
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1   007903AN7    25,886  58,500,000  PRN       SHARED-DEFINED   1  58,500,000   0   0
ALCOA INC                    COM               013817101     3,670     500,000  SH  PUT   SHARED-DEFINED   1     500,000   0   0
ALCOA INC                    COM               013817101     1,468     200,000  SH  CALL  SHARED-DEFINED   1     200,000   0   0
AMERICAN EXPRESS CO          COM               025816109     2,045     150,000  SH  PUT   SHARED-DEFINED   1     150,000   0   0
AMERICREDIT CORP             NOTE 2.125% 9/1   03060RAR2     7,500  20,000,000  PRN       SHARED-DEFINED   1  20,000,000   0   0
AMERICREDIT CORP             COM               03060R101       879     150,000  SH  PUT   SHARED-DEFINED   1     150,000   0   0
AMKOR TECHNOLOGY INC         NOTE 2.500% 5/1   031652AX8     1,075   1,000,000  PRN       SHARED-DEFINED   1   1,000,000   0   0
ANADARKO PETE CORP           COM               32511107      7,195     185,000  SH        SHARED-DEFINED   1     185,000   0   0
ISHARES INC                  MSCI S KOREA      464286772     7,400     260,000  SH  PUT   SHARED-DEFINED   1     260,000   0   0
BORGWARNER INC               COM               099724106    10,150     500,000  SH  CALL  SHARED-DEFINED   1     500,000   0   0
CAPITAL ONE FINL CORP        COM               14040H105     4,896     400,000  SH  PUT   SHARED-DEFINED   1     400,000   0   0
CARNIVAL CORP                PAIRED CTF        143658300     4,320     200,000  SH  PUT   SHARED-DEFINED   1     200,000   0   0
CATERPILLAR INC DEL          COM               149123101     2,796     100,000  SH  PUT   SHARED-DEFINED   1     100,000   0   0
CORNING INC                  COM               219350105     2,654     200,000  SH  PUT   SHARED-DEFINED   1     200,000   0   0
DELTA AIR LINES INC DEL      COM NEW           237361702     1,408     250,000  SH  CALL  SHARED-DEFINED   1     250,000   0   0
FELCOR LODGING TR INC        COM               31430F101       708     520,329  SH        SHARED-DEFINED   1     520,329   0   0
FLEETWOOD ENTERPRISES INC    COM               339099103       697  18,847,458  SH        SHARED-DEFINED   1  18,847,458   0   0
HCP INC                      COM               40414L109     2,678     150,000  SH  PUT   SHARED-DEFINED   1     150,000   0   0
POWERSHARES QQQ TRUST        UNIT SER 1        73935A104     1,819      60,000  SH  PUT   SHARED-DEFINED   1      60,000   0   0
ISLE OF CAPRI CASINOS INC    COM               464592104     1,012     191,360  SH        SHARED-DEFINED   1     191,360   0   0
JOHNSON CTLS INC             COM               478366107     6,000     500,000  SH  CALL  SHARED-DEFINED   1     500,000   0   0
JPMORGAN CHASE & CO          COM               46625H100     2,126      80,000  SH  PUT   SHARED-DEFINED   1      80,000   0   0
LAS VEGAS SANDS CORP         COM               517834107       903     300,000  SH        SHARED-DEFINED   1     300,000   0   0
MTR GAMING GROUP INC         COM               553769100     1,349   1,498,653  SH        SHARED-DEFINED   1   1,498,653   0   0
PINNACLE AIRL CORP           COM               723443107       763     548,584  SH        SHARED-DEFINED   1     548,584   0   0
PNC FINL SVCS GROUP INC      COM               693475105    11,716     400,000  SH  CALL  SHARED-DEFINED   1     400,000   0   0
SANSIK CORP                  NOTE 1.00% 5/1    80004CAC5    12,000  20,000,000  PRN       SHARED-DEFINED   1  20,000,000   0   0
SINCLAIR BROADCAST GROUP INC NOTE 3.00% 5/1    829226AW9    14,885  26,000,000  PRN       SHARED-DEFINED   1  26,000,000   0   0
PROSHARES TR                 PSHS ULTSHT FINL  74347R628     9,934     101,200  SH  PUT   SHARED-DEFINED   1     101,200   0   0
SPDR TR                      UNIT SER 1        78462F103    95,424   1,200,000  SH  CALL  SHARED-DEFINED   1   1,200,000   0   0
SPDR TR                      UNIT SER 1        78462F103    23,856     300,000  SH  PUT   SHARED-DEFINED   1     300,000   0   0
TYSON FOODS INC              Cl A              902494103     4,695     500,000  SH        SHARED-DEFINED   1     500,000   0   0
UNITED STATES STL CORP NEW   COM               912909108     4,226     200,000  SH  CALL  SHARED-DEFINED   1     200,000   0   0
WESTERN REFNG INC            COM               959319104     2,388     200,000  SH  CALL  SHARED-DEFINED   1     200,000   0   0
SELECT SECTOR SPDR TR        SBI INT-FINL      81369Y605       881     100,000  SH  CALL  SHARED-DEFINED   1     100,000   0   0

SK 25586 0003 1022900